SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Public Offering

On January 10, 2020, the Company entered into the Underwriting Agreement with the Underwriters relating to the Company's 2020 Public Offering of the 900,000 Firm Shares and the 135,000 Additional Shares.

The Underwriters agreed to purchase the Firm Shares at a price of $11.40 per share. The Firm Shares were offered, issued, and sold pursuant to a prospectus supplement and accompanying prospectus filed with the SEC pursuant to an effective shelf registration statement filed with the SEC on Form S-3 (Registration No. 333-234340) under the Securities Act.

On January 14, 2020, the Company issued the Firm Shares and closed the 2020 Public Offering at a public price of $11.40 per share. On January 16, 2020, the Company received notice of the Underwriters' intent to exercise the over-allotment option in full (the "Over-allotment Exercise"). On January 17, 2020, the Company issued the Additional Shares and closed the Over-allotment Exercise. The Over-allotment Exercise increased the aggregate number of shares sold in the 2020 Public Offering to 1,035,000. Including the Over-allotment Exercise, net proceeds from the 2020 Public Offering, after deducting the 7.0% underwriter’s commission and $75,000 for underwriter expenses, were $10,898,070. Certain of the Company's officers and directors participated in the 2020 Public Offering.

The Company intends to use the net proceeds of the 2020 Public Offering for working capital and general corporate purposes, which may include further technology development, increased spending on marketing and advertising and capital expenditures necessary to grow the business. Pending these uses, the Company may invest the net proceeds in short-term interest-bearing investment grade instruments.

Convertible Note Exchange and Offer

Also on January 10, 2020, the Company entered into a Note Exchange and Subscription Agreement, as amended by the Joinder Agreement, with the investors in the 2019 Note Offering, pursuant to which the Company agreed to complete (i) a note exchange pursuant to which $30,000,000 of the Old Notes would be cancelled in exchange for a new series of 6.75% Convertible Senior Notes due 2025 and (ii) the issuance of additional New Notes in a private placement in reliance on the exemption from registration provided by Rule 506 of Regulation D of the Securities Act as a sale not involving any public offering. On January 14, 2020, the Company closed the 2020 Note Offering. The proceeds for the 2020 Note Offering after deducting for payment of accrued interest on the Old Notes and offering-related expenses were approximately $8,272,375.

The New Notes were issued on January 14, 2020 pursuant to an Indenture (the "New Indenture"), by and between the Company and Wilmington Trust, National Association, as trustee (the "Trustee"). The Note Agreement includes customary representations, warranties and covenants by the Company and customary closing conditions. The New Notes bear interest at 6.75% per annum, payable semiannually on January 1 and July 1 of each year, beginning on July 1, 2020. The New Notes may bear additional interest under specified circumstances relating to the Company's failure to comply with its reporting obligations under the New Indenture or if the New Notes are not freely tradeable as required by the New Indenture. The New Notes will mature on January 1, 2025, unless earlier converted, redeemed or repurchased pursuant to their terms.

The initial conversion rate of the New Notes is 25 shares of Class B Common Stock per $1,000 principal amount of New Notes, which is equal to an initial conversion price of $40.00 per share. The conversion rate is subject to adjustment in certain events as set forth in the New Indenture but will not be adjusted for any accrued and unpaid interest. In addition, upon the occurrence of a "make-whole fundamental change" (as defined in the New Indenture), the Company will, in certain circumstances, increase the conversion rate by a number of additional shares for a holder that elects to convert its New Notes in connection with such make-whole fundamental change. Before July 1, 2024, the New Notes will be convertible only under circumstances as described in the New Indenture. No adjustment to the conversion rate as a result of conversion or a make-whole fundamental change adjustment will result in a conversion rate greater than 62.0 shares per $1,000 in principal amount.

The New Indenture contains a "blocker provision" which provides that no holder (other than the depositary with respect to the notes) or beneficial owner of a New Note shall have the right to receive shares of the Class B Common Stock upon conversion to the extent that, following receipt of such shares, such holder or beneficial owner would be the beneficial owner of more than 4.99% of the outstanding shares of the Class B Common Stock.

The New Notes are not redeemable by the Company before the January 14, 2023. The Company may redeem for cash all or any portion of the New Notes, at its option, on or after January 14, 2023 if the last reported sale price of the Class B Common Stock has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive), including the trading day immediately preceding the date on which the Company provides notice of redemption, during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption at a redemption price equal to 100.0% of the principal amount of the notes to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. No sinking fund is provided for the notes.

The New Notes rank senior in right of payment to any of the Company's indebtedness that is expressly subordinated in right of payment to the New Notes; equal in right of payment to any of the Company's unsecured indebtedness that is not so subordinated; effectively junior in right of payment to any of the Company's secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities of current or future subsidiaries of the Company (including trade payables).

The New Notes are subject to events of default typical for this type of instrument. If an event of default, other than an event of default in connection with certain events of bankruptcy, insolvency or reorganization of the Company or any significant subsidiary, occurs and is continuing, the Trustee by notice to the Company, or the holders of at least 25.0% in principal amount of the outstanding New Notes by notice to the Company and the Trustee, may declare 100.0% of the principal of and accrued and unpaid interest, if any, on all the New Notes then outstanding to be due and payable.

In connection with the 2020 Note Offering, on January 14, 2020, the Company entered into a registration rights agreement with the Note Investors, pursuant to which the Company has agreed to file with the SEC a shelf registration statement registering the sale, on a continuous or delayed basis, of all of the New Notes and to use its commercially reasonable efforts to cause the shelf registration statement to become or be declared effective under the Securities Act no later than the day that is 120 days after January 14, 2020.

Investor Note Exchange

Also, in connection with the closing of the 2020 Public Offering and the 2020 Note Offering, the Company repaid $500,000 plus accrued interest related to the note payable to Halcyon, and certain of the Company's investors extended the maturity of currently outstanding promissory notes, and exchanged such notes for the New Investor Notes, pursuant to the Investor Note Exchange Agreement, by and between the Company and each Investor, including Halcyon, an entity affiliated with Kartik Kakarala, a director of the Company, such New Investor Note for an aggregate principal amount of $833,333, Blue Flame, an entity affiliated with Denmar Dixon, a director of the Company, such New Investor Note for an aggregate principal amount of $99,114 and Mr. Dixon, individually, such New Investor Note for an aggregate principal amount of $272,563. The New Investor Notes, having an aggregate principal amount of approximately $1,502,352, will mature on January 31, 2021, and will be convertible at any time at the Investor's option at a price of $60.00 per share. In connection with the issuance of the New Investor Notes, the Company also entered into a Security Agreement, dated as of January 14, 2020 with the Investors, pursuant to which the Company granted to the Investors a security interest in certain collateral to secure, on a pro rata basis based on the percentage equal to the amount of principal outstanding on each New Investor Note divided by the amount of principal outstanding on all of the New Investor Notes to each Investor.

The New Investor Notes and the New Notes were sold to the investors pursuant to the Investor Note Exchange Agreement and the Note Agreement, respectively, in a private placement in reliance on the exemption from registration provided by Rule 506 of Regulation D of the Securities Act as a sale not involving any public offering. To the extent that any shares of Class B Common Stock are issued upon conversion of the New Investor Notes and the New Notes, they will be issued in transactions anticipated to be exempt from registration under the Securities Act by virtue of Section 3(a)(9) thereof, because no commission or other remuneration is expected to be paid in connection with conversion of the New Investor Notes and the New Notes, and any resulting issuance of shares of Class B Common Stock.

Nasdaq Notices

On January 17, 2020, the Company received a notice from the Listing Qualifications department of the Nasdaq Stock Market ("Nasdaq") indicating that the Company is not in compliance with the minimum bid price requirement of $1.00 per share set forth in Nasdaq Listing Rule 5450(a)(1) based upon the closing bid price for the 30 consecutive business days ended January 16, 2020. The Nasdaq notice does not impact the Company's listing at this time and the Company's stock will continue to trade on Nasdaq while the Company works to regain compliance with the Nasdaq.

As a result of the Reverse Stock Split, as defined below, the Company believes it has regained compliance with Rule 5450(a)(1).

Nashville Tornado

In the early morning hours of March 3, 2020, a severe tornado struck the greater Nashville area causing significant damage to the Company's facilities in Nashville. The Company maintains insurance coverage for damage to its facilities and inventory, as well as business interruption insurance. The Company continues in the process of reviewing damages and coverages with its insurance carriers. The loss comprises three components: (1) inventory loss, currently assessed by the insurance carrier at approximately $13,000,000; (2) building and personal property loss, primarily impacting our leased facilities, currently assessed by the insurance carrier at $3,369,087; and (3) loss of business income, for which the company has coverage in the amount of $6,000,000.

All three components of the Company's loss claim have been submitted to its insurers. The Company's inventory claim is subject to a dispute with the carrier as to the policy limits applicable to the loss. The building insurer has agreed to pay $3,369,087 on the building and personal property loss, reflecting a complete recovery, net of $5,000 reflecting the Company's deductible. The insurer has made an interim payment on the building and personal property loss of $2,269,507 and has an outstanding balance of $1,904,580 which is expected to be paid during the second quarter of 2020. The loss of business income claim is ongoing and remains in the process of negotiation, however, the insurer has advanced $250,000 against the final settlement. The Company believes there will be a full recovery of all three loss components, however no assurance can be given regarding the amounts, if any, that will be ultimately recovered.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. The global outbreak of COVID-19 has led to severe disruptions in general economic activities, particularly retail operations, as businesses and federal, state, and local governments take increasingly broad actions to mitigate this public health crisis. The Company has experienced significant disruption to its business, both in terms of disruption of its operations and the adverse effect on overall economic conditions. These conditions will significantly negatively impact all aspects of the Company’s business. The Company’s business is also dependent on the continued health and productivity of its associates throughout this crisis. Individually and collectively, the Company expects the consequences of the COVID-19 outbreak will likely have a significant negative impact on its business, sales, results of operations, financial condition, and liquidity.

The COVID-19 situation has created an unprecedented and challenging time. The Company’s current focus is on positioning the Company for a strong recovery when this crisis is over. The Company has taken steps to reduce its inventory and align its operating expenses to the state of the business. The Company plans to continue to operate as permitted to support its customers’ needs for reliable vehicles and to provide as many jobs as possible for its associates. Effective April 9, 2020, 169 associates were temporarily laid-off, however the Company’s receipt of PPP funds, as discussed below will allow it to gradually recall these associates over time. All ongoing employment determinations are subject to change due to the COVID-19 situation future government mandates, as well as future business conditions. The Company will continue to monitor the COVID-19 situation and look for ways to preserve cash and reduce its operating expenses as the Company is able, however, the Company expects the consequences of the COVID-19 outbreak will likely have a significant negative impact on its business, sales, results of operations, financial condition, and liquidity.

PPP Loan

On May 1, 2020, the Company, and its wholly-owned subsidiaries Wholesale, Inc. and Wholesale Express, LLC (together, the “Subsidiaries,” and with the Company, the “Borrowers”), each entered into loan agreements and related promissory notes (the “SBA Loan Documents”) to receive U.S. Small Business Administration Loans (the “SBA Loans”) pursuant to the Paycheck Protection Program (the “PPP”) established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), in the aggregate amount of $5,176,845 (the “Loan Proceeds”). The Borrowers received the Loan Proceeds on May 1, 2020. Under the SBA Loan Documents, the SBA Loans have a fixed interest rate of 1%, repayment begins six months from the date of disbursement of each SBA Loan, and the SBA Loans mature two years from the date of first disbursement. There is no prepayment penalty.

Pursuant to the terms of the SBA Loan Documents, the Borrowers may apply for forgiveness of the amount due on the SBA Loans in an amount equal to the sum of the following costs incurred by the Borrowers during the eight-week period (or any other period that may be authorized by the U.S. Small Business Administration) beginning on the date of first disbursement of the SBA Loans: payroll costs, any payment of interest on a covered mortgage obligation, payment on a covered rent obligation, and any covered utility payment. The amount of SBA Loan forgiveness shall be calculated in accordance with the requirements of the PPP, including the provisions of Section 1106 of the CARES Act, although no more than 25% of the amount forgiven can be attributable to non-payroll costs. No assurance is provided that forgiveness for any portion of the SBA Loans will be obtained.

The promissory notes evidencing the SBA Loans contain customary events of default relating to, among other things, payment defaults, breach of representations and warranties, or provisions of the promissory notes. The occurrence of an event of default may result in the repayment of all amounts outstanding, collection of all amounts owing from the Borrowers, and/or filing suit and obtaining judgment against the Borrowers.

Reverse Stock Split

On May 18, 2020, the Company filed a Certificate of Change to the Company’s Articles of Incorporation with the Secretary of State of the State of Nevada to effect a one-for-twenty reverse stock split of its issued and outstanding Class A Common Stock and Class B Common Stock (the “Reverse Stock Split”). The Reverse Stock Split was effective at 12:01 a.m., Eastern Time, on May 20, 2020. No fractional shares were issued as a result of the Reverse Stock Split. Any fractional shares that would have resulted from the Reverse Stock Split were rounded up to the nearest whole share. The authorized preferred stock of the Company was not impacted by the Reverse Stock Split. Following the Reverse Stock Split, the Company has outstanding 50,000 shares of Class A Common Stock and approximately 2,162,696 shares of Class B Common Stock. On May 20, 2020, the Company’s Class B Common Stock commenced trading on the Nasdaq Capital Market on a split-adjusted basis. The Company has retrospectively adjusted the 2018 and 2019 financial statements for loss per share and share amounts as a result of the reverse stock split.